Balance Sheets (Current Period Unaudited) (Parentheticals) - USD ($)	Sep. 30, 2018	Mar. 31, 2018 [1]
Allowance for uncollectible accounts	$ 15,000	$ 15,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	6,000,000	6,000,000
Common stock, shares issued (in shares)	4,844,010	4,842,010
Common stock, shares outstanding (in shares)	4,844,010	4,842,010

[1]	The March 31, 2018 Balance Sheet is derived from the audited financial statements contained in our Annual Report on Form 10-K for the fiscal year ended March 31, 2018.